Segment Information - Narrative (Detail)	12 Months Ended
Dec. 31, 2017 Segment Category
Magazines, Catalogs and Logistics
Segment Reporting Information [Line Items]
Number of reporting units | Segment	2
Office Products
Segment Reporting Information [Line Items]
Number of core product categories | Category	5
Sales Revenue Segment | Product Concentration Risk | Magazines, Catalogs and Logistics
Segment Reporting Information [Line Items]
Percentage of net sales by segment	44.00%
Sales Revenue Segment | Product Concentration Risk | Book
Segment Reporting Information [Line Items]
Percentage of net sales by segment	28.00%
Sales Revenue Segment | Product Concentration Risk | Office Products
Segment Reporting Information [Line Items]
Percentage of net sales by segment	14.00%
Sales Revenue Segment | Product Concentration Risk | Other
Segment Reporting Information [Line Items]
Percentage of net sales by segment	14.00%